Debt - Senior Notes (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 10, 2021	Jun. 30, 2025	Jun. 30, 2024
Debt Instrument [Line Items]
Weighted average interest rate of total borrowings		6.00%	7.00%
Senior Notes | 5.00% Senior Notes
Debt Instrument [Line Items]
Interest rate on debt	5.00%	5.00%
Aggregate principal amount of bridge loan	$ 990
Interest expense incurred		$ 50	$ 50
Senior Notes | 5.00% Senior Notes | Senior Notes, Redemption, Period One
Debt Instrument [Line Items]
Redemption price, percentage of principal amount	100.00%
Senior Notes | 5.00% Senior Notes | Senior Notes, Redemption, Period Two
Debt Instrument [Line Items]
Redemption percentage	40.00%
Senior Notes | 5.00% Senior Notes | Senior Notes, Redemption, Period Three
Debt Instrument [Line Items]
Redemption price, percentage of principal amount	105.00%
Line of credit | Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Available credit under lines of credit		$ 315